Note 3 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2017	2018
Office equipment	39	143
Laboratory equipment	104	111
Motor vehicles	23	23
Leasehold improvements	13	109
	179	386
Less: accumulated depreciation	(56)	(104)
Property and equipment, net	123	282

Depreciation expenses for the years ended
December 31, 2016,
2017
and
2018
were
$18,
$32
and
$48,
respectively.